Pension And Other Postretirement Employee Benefits Plans (Amounts Recognized In Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive net loss	$ (47)	$ (48)	$ (31)	$ (31)	$ (2)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(3)	(3)
Other noncurrent liabilities		(583)	(708)
Net liability recognized		(586)	(711)
Net loss		362	602
Net regulatory asset recognized		362	602
Accumulated other comprehensive net loss		33	3
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Other noncurrent liabilities		(745)	(723)
Net liability recognized		(745)	(723)
Net loss		220	247
Prior service cost (credit)		(91)	(111)
Net regulatory asset recognized		129	136
Accumulated other comprehensive net loss		$ 1	$ 1